Payments, Details - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 140,000	Fees	AUSTRALIA	snj:AU-NT	Department Of Industry, Tourism and Trade [Member]	Mt Todd Gold Project [Member]